PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Less: accumulated depreciation	$ (473,027)	$ (314,525)
Property and equipment, net	2,351,328	1,378,457
Depreciation expense	211,213	210,208	$ 236,059
Recognized impairment loss	0	434,878	$ 0
Property
Property and equipment, net
Property and equipment, gross	2,016,287	858,858
Leasehold improvements
Property and equipment, net
Property and equipment, gross	367,235	283,607
Office equipment
Property and equipment, net
Property and equipment, gross	161,997	173,355
Vehicle
Property and equipment, net
Property and equipment, gross	144,986
Electronic equipment
Property and equipment, net
Property and equipment, gross	133,850	377,162
Less: accumulated depreciation	$ (23,637)
Recognized impairment loss		$ 434,878